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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1743

The Alger Funds II
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

ITEM 1. Schedule of Investments.

THE ALGER FUNDS II  |  ALGER SPECTRA FUND

Schedule of Investments‡ (Unaudited) July 31, 2013

	SHARES	VALUE
COMMON STOCKS—102.4%
Advertising—0.8%
Lamar Advertising Co., Cl. A*	549,200	$23,796,836

Aerospace & Defense—3.0%
Boeing Co., /The	388,000	40,778,800
European Aeronautic Defence and Space, Co., NV	53,500	3,194,152
Hexcel Corp.*	275,800	9,710,918
Honeywell International, Inc.+	444,900	36,917,802
		90,601,672
Air Freight & Logistics—0.5%
United Parcel Service, Inc., Cl. B	181,900	15,788,920

Airlines—1.0%
Copa Holdings SA	126,250	17,570,212
Delta Air Lines, Inc.	570,100	12,103,223
		29,673,435
Alternative Carriers—0.6%
Cogent Communications Group, Inc.	639,954	18,315,483

Apparel Accessories & Luxury Goods—2.5%
Fossil Group, Inc.*	95,900	10,539,410
Michael Kors Holdings Ltd.*	388,030	26,129,940
PVH Corp.	219,200	28,888,368
Ralph Lauren Corp.	49,500	9,011,970
		74,569,688
Apparel Retail—0.7%
L Brands, Inc.	300,200	16,742,154
VF Corp.	23,804	4,689,388
		21,431,542
Application Software—3.4%
Cadence Design Systems, Inc.*	1,904,000	27,760,320
Nuance Communications, Inc.*	921,000	17,277,960
Salesforce.com, Inc.*	799,036	34,957,825
SAP AG#	306,500	22,340,785
		102,336,890
Asset Management & Custody Banks—0.3%
Affiliated Managers Group, Inc.*	51,950	9,369,183
SEI Investments, Co.	11,400	360,354
		9,729,537
Auto Parts & Equipment—2.1%
BorgWarner, Inc.	194,700	18,580,221
Delphi Automotive PLC	422,300	22,685,956
WABCO Holdings, Inc.*	287,000	22,690,220
		63,956,397
Automobile Manufacturers—1.0%
General Motors Co.*	808,500	29,000,895

Biotechnology—4.6%
Amgen, Inc.	281,000	30,429,490
Biogen Idec Inc.*	79,900	17,428,587
Gilead Sciences, Inc.*	1,019,040	62,620,008
Onyx Pharmaceuticals, Inc.*	72,400	9,506,120
Vertex Pharmaceuticals, Inc.*	208,600	16,646,280
		136,630,485

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Broadcasting—1.5%
CBS Corp., Cl. B	707,000	$37,357,880
Scripps Networks Interactive, Inc., Cl. A	46,300	3,276,651
Sinclair Broadcast Group, Inc., CL. A	95,300	2,688,413
		43,322,944
Cable & Satellite—2.1%
Cablevision Systems Corp.	452,600	8,459,094
Comcast Corporation, Cl. A	705,590	31,807,997
DISH Network Corp.	334,700	14,944,355
Sirius XM Radio, Inc.	1,989,100	7,419,343
		62,630,789
Casinos & Gaming—1.3%
Las Vegas Sands Corp.	722,200	40,132,654

Communications Equipment—2.5%
Cisco Systems, Inc.	1,444,720	36,912,596
F5 Networks, Inc.*	237,900	20,878,104
QUALCOMM, Inc.+	248,817	16,061,137
		73,851,837
Computer Hardware—4.5%
Apple, Inc.+	295,472	133,701,080

Computer Storage & Peripherals—0.3%
SanDisk Corp.	142,198	7,837,954

Construction & Engineering—1.2%
Chicago Bridge & Iron Co., NV#	267,500	15,937,650
Quanta Services, Inc.*	696,696	18,678,420
		34,616,070
Construction & Farm Machinery & Heavy Trucks—0.3%
Cummins, Inc.	6,400	775,616
Terex Corp.*	259,600	7,653,008
		8,428,624
Consumer Finance—0.3%
American Express Co.	130,900	9,656,493

Data Processing & Outsourced Services—3.1%
Alliance Data Systems Corp.*	136,615	27,019,715
Mastercard, Inc., Cl. A+	49,565	30,264,884
Visa, Inc., Cl. A	192,500	34,074,425
		91,359,024
Distillers & Vintners—0.5%
Beam, Inc.	242,100	15,734,079

Diversified Banks—0.2%
US Bancorp	119,200	4,448,544

Diversified Chemicals—1.0%
Eastman Chemical Co.	210,600	16,938,558
PPG Industries, Inc.	77,900	12,498,276
		29,436,834
Drug Retail—2.1%
CVS Caremark Corp.+	1,031,900	63,451,531

Electrical Components & Equipment—0.8%
Eaton Corp., PLC	322,855	22,260,852

Fertilizers & Agricultural Chemicals—0.2%
Mosaic Co., /The	175,300	7,203,077

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Footwear—0.3%
NIKE, Inc., Cl. B	147,200	$9,261,824

Forest Products—0.2%
Louisiana-Pacific Corp.*	372,000	6,048,720

General Merchandise Stores—0.5%
Dollar General Corp.*	245,415	13,416,838

Health Care Equipment—0.9%
Covidien PLC+	335,612	20,683,767
Insulet Corp.*	211,801	6,754,334
		27,438,101
Health Care Facilities—0.2%
Universal Health Services, Inc., Cl. B	77,180	5,398,741

Health Care Services—1.3%
Express Scripts, Inc.*+	576,405	37,783,348

Home Furnishing Retail—0.1%
Williams-Sonoma, Inc.	36,010	2,119,549

Home Improvement Retail—3.1%
Home Depot, Inc., /The	593,400	46,896,402
Lowe’s Companies, Inc.+	1,024,272	45,662,046
		92,558,448
Homebuilding—0.1%
Standard Pacific Corp.*	313,100	2,561,158

Hotels Resorts & Cruise Lines—0.1%
Wyndham Worldwide Corporation	35,700	2,224,110

Household Products—0.9%
Procter & Gamble Co., /The	321,400	25,808,420

Housewares & Specialties—0.5%
Samsonite International SA	5,515,100	15,111,032

Human Resource & Employment Services—0.6%
Robert Half International, Inc.	455,900	16,977,716

Hypermarkets & Super Centers—0.2%
Costco Wholesale Corp.	37,600	4,410,104

Industrial Conglomerates—0.5%
Danaher Corp.	215,100	14,484,834

Industrial Machinery—0.8%
Ingersoll-Rand PLC	332,900	20,323,545
Timken Co.	56,900	3,324,098
		23,647,643
Integrated Telecommunication Services—0.8%
Verizon Communications, Inc.	467,100	23,112,108

Internet Retail—3.0%
Amazon.com, Inc.*+	224,000	67,473,280
Expedia, Inc.	200,500	9,449,565
priceline.com, Inc.*	15,200	13,310,184
		90,233,029
Internet Software & Services—10.2%
Cornerstone OnDemand, Inc.*	95,200	4,192,608
eBay, Inc.*+	910,300	47,053,407
Facebook, Inc.*+	2,420,475	89,146,094
Google, Inc., Cl. A*+	121,909	108,206,429
LinkedIn Corp.*	43,900	8,946,381

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Internet Software & Services—(CONT.)
Sina Corp.*	49,800	$3,434,706
VistaPrint NV*	478,795	24,408,969
Yahoo! Inc.*	719,100	20,199,519
		305,588,113
Investment Banking & Brokerage—1.5%
Morgan Stanley+	1,644,700	44,752,287

IT Consulting & Other Services—2.1%
International Business Machines Corp.+	325,313	63,449,048

Leisure Facilities—0.2%
Six Flags Entertainment Corp.	169,792	6,246,648

Leisure Products—0.1%
BRP, Inc.*(a)	61,800	1,661,960

Life Sciences Tools & Services—0.9%
Thermo Fisher Scientific, Inc.	286,012	26,058,553

Managed Health Care—0.8%
UnitedHealth Group, Inc.	335,630	24,450,646

Metal & Glass Containers—0.2%
Berry Plastics Group, Inc.*	198,500	4,577,410

Movies & Entertainment—2.0%
Viacom, Inc., Cl. B+	675,442	49,151,914
Walt Disney Co., /The	170,600	11,029,290
		60,181,204
Multi-line Insurance—0.2%
American International Group, Inc.*	124,700	5,675,097

Office Electronics—0.3%
Xerox Corp.	949,300	9,208,210

Oil & Gas Equipment & Services—2.8%
Cameron International Corp.*	425,600	25,238,080
Halliburton Company+	925,900	41,841,421
National Oilwell Varco, Inc.	224,766	15,771,830
		82,851,331
Oil & Gas Exploration & Production—2.3%
Anadarko Petroleum Corp.+	336,345	29,773,259
Pioneer Natural Resources Co.	241,700	37,405,492
		67,178,751
Oil & Gas Refining & Marketing—0.5%
Valero Energy Corp.	414,900	14,840,973

Other Diversified Financial Services—2.9%
Bank of America Corp.	1,082,200	15,800,120
Citigroup, Inc.+	1,168,200	60,909,948
JPMorgan Chase & Co.	196,553	10,953,899
		87,663,967
Paper Products—0.3%
International Paper Co.	162,400	7,845,544

Pharmaceuticals—4.2%
Actavis, Inc.*	352,300	47,303,321
Bristol-Myers Squibb Co.	385,590	16,672,912
Eli Lilly & Co.	315,300	16,745,583
Johnson & Johnson	35,300	3,300,550
Pfizer, Inc.	1,178,750	34,454,862

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Pharmaceuticals—(CONT.)
Sanofi#	129,200	$6,651,216
		125,128,444
Precious Metals & Minerals—0.2%
SPDR Gold Trust*	57,018	7,296,023

Regional Banks—0.5%
Zions Bancorporation	521,500	15,457,260

Restaurants—2.1%
McDonald’s Corp.	291,361	28,576,687
Starbucks Corp.	298,300	21,250,892
Yum! Brands, Inc.	186,700	13,614,164
		63,441,743
Security & Alarm Services—1.0%
Tyco International Ltd.	852,921	29,690,180

Semiconductor Equipment—1.5%
ASML Holding NV/ Reg S#	226,781	20,387,612
Lam Research Corp.*	498,775	24,549,705
		44,937,317
Semiconductors—1.6%
Intel Corp.	258,600	6,025,380
Microsemi Corp.*	833,966	20,565,602
NXP Semiconductor NV*	638,600	20,850,290
		47,441,272
Soft Drinks—2.5%
Coca-Cola Co., /The	751,700	30,128,136
PepsiCo, Inc.+	527,915	44,102,019
		74,230,155
Specialty Chemicals—1.7%
Celanese Corp.	337,568	16,223,518
Rockwood Holdings, Inc.	519,900	35,212,827
		51,436,345
Specialty Stores—0.1%
Tiffany & Co.	32,100	2,552,271

Systems Software—1.4%
Microsoft Corp.	1,294,195	41,194,227

Tobacco—1.3%
Philip Morris International, Inc.+	426,594	38,043,653

Trading Companies & Distributors—0.8%
MRC Global, Inc.*+	299,000	8,019,180
United Rentals, Inc.*	99,700	5,714,804
WESCO International, Inc.*	127,500	9,661,950
		23,395,934
Wireless Telecommunication Services—0.2%
SBA Communications Corp., Cl. A*	37,700	2,793,193
Vodafone Group PLC#	56,800	1,701,160
		4,494,353
TOTAL COMMON STOCKS (Cost $2,648,611,372)		3,057,468,808

	SHARES	VALUE
PREFERRED STOCKS—0.2%
Other Diversified Financial Services—0.2%
JPMorgan Chase & Co., 8.63%, 9/1/2013	194,990	$4,876,700
(Cost $5,391,283)		4,876,700

MASTER LIMITED PARTNERSHIP—1.4%
Asset Management & Custody Banks—1.3%
Blackstone Group LP	1,490,500	33,610,775
Carlyle Group LP, /The	212,500	5,947,875
		39,558,650
Investment Banking & Brokerage—0.1%
Apollo Global Management LLC	54,883	1,466,474
TOTAL MASTER LIMITED PARTNERSHIP (Cost $33,830,521)		41,025,124

REAL ESTATE INVESTMENT TRUST—1.6%
Mortgage REITs—0.5%
Two Harbors Investment Corp.	1,460,822	14,652,045

Residential REITs—0.9%
American Homes 4 Rent*(L2),(b)	1,161,550	17,585,867
Century Communities, Inc.*(L2)(a)	395,000	7,900,000
Silver Bay Realty Trust Corp.	86,789	1,396,435
		26,882,302
Specialized REITs—0.2%
Ryman Hospitality Properties, Inc.	157,361	5,861,697
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $51,308,589)		47,396,044
Total Investments (Cost $2,739,141,765)(c)	105.5%	3,150,766,676
Liabilities in Excess of Other Assets	(7.4)	(164,915,759)
NET ASSETS	100.0%	$2,985,850,918

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

+	All or a portion of this security is held as collateral for securities sold short.
*	Non-income producing security.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.3% of the net assets of the Fund.

(b)

Pursuant to Securities and Exchange Commission Rule 144A deemed illiquid until eligible for sale on October 31, 2013. Security was acquired on November 14, 2012 and March 7, 2013 for a total cost of $17,903,850 and represents 0.6% of the net assets of the Fund.

(c)

At July 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,768,715,275, amounted to $382,051,401 which consisted of aggregate gross unrealized appreciation of $435,629,191 and aggregate gross unrealized depreciation of $53,577,790.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER SPECTRA FUND

Schedule of Investments‡ (Continued) Securities Sold Short‡ (Unaudited) July 31, 2013

	SHARES	VALUE
COMMON STOCKS—(7.1)%
ASSET MANAGEMENT & CUSTODY BANKS—(0.1)%
Legg Mason, Inc.	88,300	$3,036,637

AUTOMOBILE MANUFACTURERS—(0.1)%
Ford Motor Co.	173,800	2,933,744

BIOTECHNOLOGY—(0.2)%
Mesoblast Ltd.*	280,500	1,480,235
Myriad Genetics, Inc.*	156,600	4,646,322
		6,126,557
COMMUNICATIONS EQUIPMENT—(0.1)%
Blackberry Ltd.*	271,600	2,398,228

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—(0.7)%
Deere & Co.	51,900	4,311,333
PACCAR, Inc.	277,500	15,614,925
		19,926,258
CONSTRUCTION MATERIALS—(0.6)%
Holcim Ltd.	198,600	14,355,851
Lafarge SA	66,600	4,257,982
		18,613,833
DATA PROCESSING & OUTSOURCED SERVICES—(0.4)%
Syntel, Inc.	163,800	11,757,564

DEPARTMENT STORES—(0.2)%
Kohl’s Corp.	82,300	4,360,254

DIVERSIFIED BANKS—(0.7)%
Comerica, Inc.	35,200	1,497,408
HSBC Finance Corp.#	339,700	19,277,975
		20,775,383
DIVERSIFIED CHEMICALS—(0.7)%
FMC Corporation	305,300	20,198,648

INTEGRATED OIL & GAS—(0.3)%
BP PLC#	236,700	9,808,848

IT CONSULTING & OTHER SERVICES—(0.2)%
Infosys Technologies Ltd.#	131,700	6,542,856

MARKET INDICES—(0.8)%
iShares Russell 1000 Growth Index Fund	275,586	21,074,061
iShares Russell 2000 Growth Index Fund	25,083	3,009,960
		24,084,021
OIL & GAS DRILLING—(0.2)%
Patterson-UTI Energy, Inc.	225,400	4,456,158

OIL & GAS EQUIPMENT & SERVICES—(0.2)%
FMC Technologies, Inc.*	82,200	4,381,260

OIL & GAS EXPLORATION & PRODUCTION—(0.3)%
Marathon Oil Corp.	215,700	7,842,852

PACKAGED FOODS & MEATS—(0.1)%
Campbell Soup Co.	79,100	3,701,880

PERSONAL PRODUCTS—(0.3)%
Elizabeth Arden, Inc.*	221,565	9,097,459

SEMICONDUCTORS—(0.3)%
ARM Holdings PLC#	106,000	4,255,900

	SHARES	VALUE
COMMON STOCKS—(CONT.)—(7.1)%
Taiwan Semiconductor Manufacturing Co., Ltd.#	194,500	$3,302,610
		7,558,510
SPECIALTY STORES—(0.8)%
Hibbett Sports, Inc.*	96,500	5,659,725
PetSmart, Inc.	41,500	3,038,630
Ulta Salon, Cosmetics & Fragrance, Inc.*	150,900	15,225,810
		23,924,165
SYSTEMS SOFTWARE—(0.1)%
Oracle Corp.	53,000	1,714,550

REAL ESTATE INVESTMENT TRUST—(0.1)%
OFFICE REITS—0.0%
Boston Properties, Inc.	12,600	1,347,570

SPECIALIZED REITS—(0.1)%
Public Storage	18,000	2,865,960
TOTAL (Proceeds $208,697,696)		$217,453,195

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER GREEN FUND

Schedule of Investments‡ (Unaudited) July 31, 2013

	SHARES	VALUE
COMMON STOCKS—93.8%
Aerospace & Defense—3.5%
General Dynamics Corp.	6,160	$525,694
Hexcel Corp.*	17,125	602,971
Honeywell International, Inc.	12,320	1,022,314
		2,150,979
Air Freight & Logistics—2.4%
FedEx Corp.	5,215	552,790
United Parcel Service, Inc., Cl. B	10,510	912,268
		1,465,058
Apparel Retail—1.1%
Gap Inc., /The	15,025	689,647

Application Software—1.5%
Nuance Communications, Inc.*	18,675	350,343
SAP AG#	5,435	396,157
Synchronoss Technologies, Inc.*	6,075	209,527
		956,027
Auto Parts & Equipment—2.7%
BorgWarner, Inc.	9,235	881,296
Johnson Controls, Inc.	19,450	782,085
		1,663,381
Automobile Manufacturers—1.6%
General Motors Co.*	14,835	532,131
Tesla Motors, Inc.*	3,560	478,037
		1,010,168
Broadcasting & Cable TV—1.2%
Discovery Communications, Inc., Series A*	9,070	723,060

Coal & Consumable Fuels—0.5%
Solazyme, Inc.*	25,465	286,991

Communications Equipment—1.4%
Cisco Systems, Inc.	33,760	862,568

Computer Hardware—4.2%
Apple, Inc.	5,730	2,592,825

Computer Storage & Peripherals—0.8%
EMC Corp.	20,085	525,223

Construction & Engineering—0.8%
Aecom Technology Corp.*	15,315	519,178

Construction & Farm Machinery & Heavy Trucks—1.8%
Cummins, Inc.	5,585	676,846
Lindsay Corp.	5,770	433,327
		1,110,173
Consumer Finance—0.9%
American Express Co.	7,950	586,471

Data Processing & Outsourced Services—1.7%
Visa, Inc., Cl. A	6,080	1,076,221

Distributors—0.6%
LKQ Corp.*	15,200	396,264

Diversified Chemicals—2.0%
Eastman Chemical Co.	15,060	1,211,276

Diversified Support Services—0.8%
EnerNOC, Inc.*	30,050	469,381

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Electric Utilities—3.2%
Duke Energy Corp.	12,695	$901,345
ITC Holdings Corp.	11,650	1,069,120
		1,970,465
Electrical Components & Equipment—0.7%
Acuity Brands Inc.	5,200	449,800

Electronic Equipment Manufacturers—0.8%
Itron, Inc.*	11,050	476,476

Electronic Manufacturing Services—0.5%
Trimble Navigation Ltd.*	10,870	310,230

Environmental & Facilities Services—4.4%
Clean Harbors, Inc.*	6,845	386,332
Covanta Holding Corp.	37,680	784,121
Tetra Tech, Inc.*	34,655	817,858
Waste Management, Inc.	17,735	745,402
		2,733,713
Fertilizers & Agricultural Chemicals—0.5%
Monsanto Co.	3,010	297,328

Food Distributors—1.1%
United Natural Foods, Inc.*	11,655	682,983

Food Retail—1.4%
Whole Foods Market, Inc.	15,910	884,278

Health Care Services—1.2%
Express Scripts, Inc.*	11,735	769,229

Home Improvement Retail—2.0%
Home Depot, Inc., /The	15,610	1,233,658

Household Products—1.8%
Procter & Gamble Co., /The	14,149	1,136,165

Hypermarkets & Super Centers—0.6%
Wal-Mart Stores, Inc.	4,540	353,848

Industrial Conglomerates—1.7%
General Electric Co.	42,840	1,044,011

Industrial Gases—0.7%
Praxair, Inc.	3,370	404,973

Industrial Machinery—3.7%
Chart Industries, Inc.*	3,670	417,279
ExOne Co., /The*	7,625	465,278
Pall Corp.	9,570	669,517
Woodward Governor Co.	17,545	717,941
		2,270,015
Internet Retail—2.4%
Amazon.com, Inc.*	4,345	1,308,801
Expedia, Inc.	3,360	158,357
		1,467,158
Internet Software & Services—6.4%
eBay, Inc.*	18,675	965,311
Facebook, Inc.*	26,940	992,200
Google, Inc., Cl. A*	2,240	1,988,224
		3,945,735
Investment Banking & Brokerage—1.2%
Goldman Sachs Group, Inc., /The	4,650	762,739

	SHARES	VALUE
COMMON STOCKS—(CONT.)
IT Consulting & Other Services—2.5%
International Business Machines Corp.	8,095	$1,578,849

Leisure Products—0.8%
BRP, Inc.*(a)	18,504	497,620

Life Sciences Tools & Services—0.7%
Life Technologies Corp.*	5,485	409,181

Metal & Glass Containers—1.7%
Berry Plastics Group, Inc.*	23,340	538,220
Crown Holdings, Inc.*	12,450	545,684
		1,083,904
Movies & Entertainment—1.7%
Walt Disney Co., /The	15,830	1,023,409

Office Electronics—0.4%
Xerox Corp.	25,085	243,325

Packaged Foods & Meats—0.7%
General Mills, Inc.	8,680	451,360

Pharmaceuticals—5.4%
Bristol-Myers Squibb Co.	10,845	468,938
Johnson & Johnson	15,690	1,467,015
Merck & Co., Inc.	7,775	374,522
Pfizer, Inc.	36,623	1,070,490
		3,380,965
Railroads—0.8%
Norfolk Southern Corp.	6,575	481,027

Restaurants—3.7%
Chipotle Mexican Grill, Inc.*	890	366,920
McDonald’s Corp.	9,125	894,980
Noodles & Co.*	5,877	254,886
Starbucks Corp.	11,030	785,777
		2,302,563
Semiconductors—4.8%
Broadcom Corp., Cl. A	13,810	380,742
ChipMOS TECHNOLOGIES Bermuda Ltd.	22,060	331,562
Cree, Inc.*	12,030	840,897
First Solar, Inc.*	16,795	826,986
Intel Corp.	24,565	572,364
		2,952,551
Soft Drinks—2.0%
Coca-Cola Co., /The	30,640	1,228,051

Specialty Chemicals—2.9%
Celanese Corp.	12,790	614,687
Chemtura Corp.*	20,405	456,256
Rockwood Holdings, Inc.	10,710	725,388
		1,796,331
Specialty Stores—1.1%
Tiffany & Co.	8,580	682,196

Systems Software—1.2%
Microsoft Corp.	22,985	731,613
TOTAL COMMON STOCKS (Cost $44,364,692)		58,330,640

	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE CORPORATE BONDS—0.2%
Environmental & Facilities Services—0.2%
Covanta Holding Corp., 3.25%, 6/1/2014(L2)(a)	110,000	$145,956
(Cost $110,000)		145,956

Total Investments (Cost $44,474,692)(b)	94.1%	58,476,596
Other Assets in Excess of Liabilities	5.9	3,688,053
NET ASSETS	100.0%	$62,164,649

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 1.0% of the net assets of the Fund.

(b)

At July 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $44,515,861, amounted to $13,960,735 which consisted of aggregate gross unrealized appreciation of $14,703,817 and aggregate gross unrealized depreciation of $743,082.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER ANALYST FUND

Schedule of Investments‡ (Unaudited) July 31, 2013

	SHARES	VALUE
COMMON STOCKS—92.3%
Advertising—0.9%
Lamar Advertising Co., Cl. A*	1,036	$44,890

Aerospace & Defense—2.6%
Honeywell International, Inc.	876	72,691
Precision Castparts Corp.	281	62,303
		134,994
Apparel Accessories & Luxury Goods—6.0%
Fifth & Pacific Cos, Inc.*	2,178	51,880
Fossil Group, Inc.*	373	40,993
Michael Kors Holdings Ltd.*	1,113	74,949
PVH Corp.	558	73,539
Ralph Lauren Corp.	418	76,101
		317,462
Apparel Retail—1.6%
L Brands, Inc.	709	39,541
Urban Outfitters, Inc.*	1,047	44,560
		84,101
Application Software—5.3%
Cadence Design Systems, Inc.*	3,913	57,052
Nuance Communications, Inc.*	3,501	65,679
Salesforce.com, Inc.*	2,208	96,600
Synchronoss Technologies, Inc.*	1,801	62,116
		281,447
Auto Parts & Equipment—4.1%
American Axle & Manufacturing Holdings, Inc.*	1,905	37,052
BorgWarner, Inc.	680	64,893
Delphi Automotive PLC	1,122	60,274
WABCO Holdings, Inc.*	670	52,970
		215,189
Biotechnology—5.9%
Alkermes PLC*	571	19,174
Amgen, Inc.	317	34,328
Biogen Idec Inc.*	100	21,813
Cepheid, Inc.*	1,406	49,027
Cubist Pharmaceuticals, Inc.*	325	20,257
Gilead Sciences, Inc.*	956	58,746
Idenix Pharmaceuticals, Inc.*	2,638	10,367
Onyx Pharmaceuticals, Inc.*	212	27,836
Portola Pharmaceuticals, Inc.*	484	11,122
Synageva BioPharma Corp.*	386	18,567
Vertex Pharmaceuticals, Inc.*	468	37,347
		308,584
Broadcasting—2.3%
CBS Corp., Cl. B	1,192	62,985
Nexstar Broadcasting Group, Inc.	1,577	56,835
		119,820
Building Products—1.0%
Lennox International, Inc.	752	54,009

Cable & Satellite—3.5%
Cablevision Systems Corp.	2,207	41,249
Comcast Corporation, Cl. A	1,759	79,296

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Cable & Satellite—(CONT.)
Liberty Global PLC, Cl. A*	817	$66,275
		186,820
Casinos & Gaming—2.6%
Las Vegas Sands Corp.	1,464	81,355
MGM Resorts International*	3,549	57,884
		139,239
Communications Equipment—4.1%
Aruba Networks, Inc.*	2,804	49,855
Cisco Systems, Inc.	1,897	48,468
F5 Networks, Inc.*	765	67,137
Ruckus Wireless, Inc.*	3,980	52,974
		218,434
Construction & Engineering—1.8%
Chicago Bridge & Iron Co., NV#	982	58,507
Quanta Services, Inc.*	1,443	38,687
		97,194
Construction Materials—1.0%
Eagle Materials Inc.	785	52,972

Data Processing & Outsourced Services—2.0%
Alliance Data Systems Corp.*	279	55,181
Visa, Inc., Cl. A	297	52,572
		107,753
Distillers & Vintners—1.0%
Beam, Inc.	793	51,537

Diversified Chemicals—2.8%
Eastman Chemical Co.	956	76,891
PPG Industries, Inc.	453	72,679
		149,570
Drug Retail—1.0%
CVS Caremark Corp.	837	51,467

Electrical Components & Equipment—1.6%
Eaton Corp., PLC	1,181	81,430

Electronic Equipment Manufacturers—1.2%
OSI Systems, Inc.*	872	61,380

Food Retail—1.2%
Whole Foods Market, Inc.	1,130	62,805

General Merchandise Stores—1.0%
Dollar General Corp.*	996	54,451

Health Care Equipment—1.2%
CR Bard, Inc.	467	53,518
Insulet Corp.*	318	10,141
		63,659
Health Care Services—1.6%
Express Scripts, Inc.*	1,246	81,675

Health Care Technology—0.4%
Greenway Medical Technologies*	1,576	18,234

Home Improvement Retail—1.1%
Home Depot, Inc., /The	762	60,221

Household Products—0.7%
Procter & Gamble Co., /The	434	34,850

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Housewares & Specialties—1.0%
Tupperware Brands Corp.	619	$52,169

Human Resource & Employment Services—2.2%
On Assignment, Inc.*	1,771	54,069
Robert Half International, Inc.	1,634	60,850
		114,919
Industrial Machinery—2.3%
ExOne Co., /The*	745	45,460
Ingersoll-Rand PLC	1,211	73,931
		119,391
Internet Retail—1.1%
Expedia, Inc.	1,223	57,640

Internet Software & Services—2.1%
Cornerstone OnDemand, Inc.*	1,475	64,959
E2open, Inc.*	2,368	47,076
		112,035
Life & Health Insurance—1.6%
Lincoln National Corp.	2,072	86,340

Life Sciences Tools & Services—0.4%
Charles River Laboratories International Inc.*	436	19,855

Movies & Entertainment—2.4%
Viacom, Inc., Cl. B	965	70,223
Walt Disney Co., /The	887	57,345
		127,568
Oil & Gas Equipment & Services—0.9%
Cameron International Corp.*	798	47,321

Oil & Gas Exploration & Production—3.5%
Anadarko Petroleum Corp.	735	65,062
Kodiak Oil & Gas Corp.*	2,200	21,362
Pioneer Natural Resources Co.	385	59,583
Whiting Petroleum Corp.*	779	40,095
		186,102
Oil & Gas Refining & Marketing—0.8%
HollyFrontier Corp.	910	41,451

Packaged Foods & Meats—1.9%
B&G Foods, Inc.	1,317	45,884
ConAgra Foods, Inc.	1,419	51,382
		97,266
Personal Products—0.8%
Avon Products, Inc.	1,741	39,799

Pharmaceuticals—2.9%
AbbVie, Inc.	572	26,015
Actavis, Inc.*	632	84,859
Eli Lilly & Co.	412	21,881
Santarus, Inc.*	798	19,407
		152,162
Security & Alarm Services—1.4%
Tyco International Ltd.	2,054	71,500

Soft Drinks—0.7%
PepsiCo, Inc.	453	37,844

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Specialized Finance—0.7%
IntercontinentalExchange, Inc.*	197	$35,943

Specialty Chemicals—2.5%
Celanese Corp.	1,355	65,121
Rockwood Holdings, Inc.	989	66,985
		132,106
Specialty Stores—2.1%
Dick’s Sporting Goods, Inc.	832	42,773
Tractor Supply Co.	571	69,165
		111,938
Systems Software—1.7%
CommVault Systems, Inc.*	672	56,737
Fortinet, Inc.*	1,418	30,133
		86,870
TOTAL COMMON STOCKS (Cost $4,028,616)		4,864,406

MASTER LIMITED PARTNERSHIP—2.1%
Asset Management & Custody Banks—0.7%
Blackstone Group LP	1,534	34,592

Investment Banking & Brokerage—1.5%
Apollo Global Management LLC	2,890	77,221
TOTAL MASTER LIMITED PARTNERSHIP (Cost $108,640)		111,813

REAL ESTATE INVESTMENT TRUST—0.6%
Residential REITs—0.6%
Silver Bay Realty Trust Corp.	1,853	29,815
(Cost $34,786)		29,815

Total Investments (Cost $4,172,042)(a)	95.0%	5,006,034
Other Assets in Excess of Liabilities	5.0	263,635
NET ASSETS	100.0%	$5,269,669

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At July 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,175,935, amounted to $830,099 which consisted of aggregate gross unrealized appreciation of $873,152 and aggregate gross unrealized depreciation of $43,053.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments‡ (Unaudited) July 31, 2013

	SHARES	VALUE
COMMON STOCKS—66.8%
Advertising—1.0%
Lamar Advertising Co., Cl. A*+	11,220	$486,163

Aerospace & Defense—1.4%
Boeing Co., /The	3,180	334,218
Honeywell International, Inc.	4,470	370,921
		705,139
Airlines—0.5%
Copa Holdings SA	1,725	240,068

Apparel Accessories & Luxury Goods—1.4%
Michael Kors Holdings Ltd.*	4,540	305,724
PVH Corp.+	2,765	364,399
		670,123
Application Software—1.8%
Cadence Design Systems, Inc.*+	27,318	398,296
Nuance Communications, Inc.*	14,125	264,985
SAP AG#	3,150	229,604
		892,885
Auto Parts & Equipment—0.6%
Delphi Automotive PLC	5,620	301,906

Biotechnology—2.9%
Amgen, Inc.+	2,765	299,422
Biogen Idec Inc.*	920	200,680
Gilead Sciences, Inc.*+	7,015	431,072
Idenix Pharmaceuticals, Inc.*	25,780	101,315
Merrimack Pharmaceuticals, Inc.*	17,243	82,421
Onyx Pharmaceuticals, Inc.*	740	97,162
Vertex Pharmaceuticals, Inc.*	2,590	206,682
		1,418,754
Broadcasting—1.3%
CBS Corp., Cl. B+	7,705	407,132
Nexstar Broadcasting Group, Inc.	5,875	211,735
		618,867
Cable & Satellite—1.7%
AMC Networks, Inc.*	3,100	211,606
Comcast Corporation, Cl. A+	13,665	616,018
		827,624
Casinos & Gaming—1.2%
Las Vegas Sands Corp.+	10,195	566,536

Communications Equipment—1.1%
Cisco Systems, Inc.	17,280	441,504
RADWARE Ltd.*	6,915	94,735
		536,239
Computer Hardware—4.1%
Apple, Inc.+	4,465	2,020,413

Computer Storage & Peripherals—0.2%
Western Digital Corp.	1,525	98,180

Construction & Engineering—0.4%
Quanta Services, Inc.*+	7,280	195,177

Construction Materials—0.8%
Eagle Materials Inc.+	5,785	390,372

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Consumer Finance—0.4%
American Express Co.	2,595	$191,433

Data Processing & Outsourced Services—0.8%
Alliance Data Systems Corp.*	1,100	217,558
Mastercard, Inc., Cl. A	290	177,077
		394,635
Diversified Chemicals—1.1%
Eastman Chemical Co.+	6,525	524,806

Drug Retail—1.4%
CVS Caremark Corp.+	10,860	667,781

Environmental & Facilities Services—0.6%
Stericycle, Inc.*	2,650	307,241

Forest Products—0.4%
Louisiana-Pacific Corp.*	12,000	195,120

General Merchandise Stores—0.9%
Dollar General Corp.*+	7,790	425,879

Health Care Services—0.8%
Express Scripts, Inc.*+	6,045	396,250

Health Care Technology—0.4%
HMS Holdings Corp.*	8,510	205,857

Home Improvement Retail—1.3%
Home Depot, Inc., /The	3,445	272,258
Lowe’s Companies, Inc.+	8,425	375,587
		647,845
Homebuilding—1.6%
Lennar Corp., Cl. A	11,895	402,884
Standard Pacific Corp.*	47,775	390,799
		793,683
Hotels Resorts & Cruise Lines—0.5%
Marriott Vacations Worldwide Corp.*	5,580	245,520

Housewares & Specialties—0.2%
Samsonite International SA	38,950	106,721

Human Resource & Employment Services—0.4%
Robert Half International, Inc.	5,660	210,778

Internet Retail—0.8%
Amazon.com, Inc.*+	1,345	405,141

Internet Software & Services—10.8%
Cornerstone OnDemand, Inc.*	4,335	190,913
Demandware, Inc.*	5,420	240,756
E2open, Inc.*	20,890	415,293
eBay, Inc.*+	9,440	487,954
Facebook, Inc.*+	37,780	1,391,437
Google, Inc., Cl. A*+	905	803,278
Millennial Media, Inc.*+	40,310	399,472
Tencent Holdings Ltd.	4,640	210,473
Trulia, Inc.*	11,280	420,293
VistaPrint NV*	6,645	338,762
Yahoo! Inc.*	14,695	412,783
		5,311,414
Investment Banking & Brokerage—0.6%
Morgan Stanley+	11,130	302,847

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Managed Health Care—0.7%
UnitedHealth Group, Inc.	4,420	$321,997

Movies & Entertainment—1.1%
Lions Gate Entertainment Corp.*	8,755	284,800
Viacom, Inc., Cl. B	3,765	273,979
		558,779
Office Electronics—1.2%
Xerox Corp.+	59,715	579,236

Office Services & Supplies—0.6%
West Corp.	12,300	270,108

Oil & Gas Equipment & Services—2.2%
Cameron International Corp.*+	5,295	313,994
Halliburton Company+	8,690	392,701
National Oilwell Varco, Inc.+	5,385	377,865
		1,084,560
Oil & Gas Exploration & Production—3.4%
Anadarko Petroleum Corp.+	5,100	451,452
Pioneer Natural Resources Co.+	3,805	588,862
Whiting Petroleum Corp.*+	12,060	620,728
		1,661,042
Oil & Gas Refining & Marketing—0.4%
Valero Energy Corp.	4,885	174,736

Other Diversified Financial Services—1.6%
Bank of America Corp.	12,835	187,391
Citigroup, Inc.+	11,410	594,917
		782,308
Pharmaceuticals—3.9%
AbbVie, Inc.	5,820	264,694
Actavis, Inc.*	2,430	326,276
Bristol-Myers Squibb Co.+	8,355	361,270
Eli Lilly & Co.	5,415	287,591
Pfizer, Inc.+	15,876	464,055
Zoetis, Inc.	6,373	189,979
		1,893,865
Property & Casualty Insurance—0.4%
ACE Ltd.	2,040	186,415

Research & Consulting Services—1.6%
Verisk Analytics, Inc., Cl. A*+	11,945	768,780

Security & Alarm Services—0.4%
Tyco International Ltd.	5,840	203,290

Semiconductor Equipment—0.9%
ASML Holding NV/ Reg S#	2,285	205,422
Lam Research Corp.*	4,465	219,767
		425,189
Semiconductors—2.2%
Microsemi Corp.*+	16,430	405,164
NXP Semiconductor NV*	9,165	299,237
Skyworks Solutions, Inc.*	15,975	383,720
		1,088,121
Soft Drinks—0.7%
PepsiCo, Inc.	4,325	361,311

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Specialty Chemicals—2.4%
Celanese Corp.	4,935	$237,176
Chemtura Corp.*	14,065	314,494
Rockwood Holdings, Inc.+	7,300	494,429
Valspar Corp., /The	2,045	139,305
		1,185,404
TOTAL COMMON STOCKS (Cost $29,838,370)		32,846,538

MASTER LIMITED PARTNERSHIP—2.4%
Asset Management & Custody Banks—1.5%
Blackstone Group LP+	32,510	733,101

Investment Banking & Brokerage—0.9%
Apollo Global Management LLC	16,135	431,127
TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,081,245)		1,164,228

REAL ESTATE INVESTMENT TRUST—0.9%
Residential REITs—0.9%
American Homes 4 Rent*(L2),(a)	29,900	452,686
(Cost $489,505)		452,686

RIGHTS—0.1%
Biotechnology—0.1%
Adolor Corp., CPR, 12/31/1949*(L3),(b)	49,870	25,932
(Cost $—)		25,932

Total Investments (Cost $31,409,120)(c)	70.2%	34,489,384
Other Assets in Excess of Liabilities	29.9	14,672,417
NET ASSETS	100.0%	$49,161,801

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

+	All or a portion of this security is held as collateral for securities sold short.
*	Non-income producing security.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A deemed illiquid until eligible for sale on October 31, 2013. Security was purchased on February 12, 2013 for a cost of $489,505 and represents 0.9% of the net assets of the Fund.

(b)	Right - Contingent Payment Right granted December 13, 2011 and may not be sold. Right is deemed to be illiquid and represents 0.1% of the net assets of the Fund.
(c)

At July 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $31,589,304, amounted to $2,900,080 which consisted of aggregate gross unrealized appreciation of $3,650,893 and aggregate gross unrealized depreciation of $750,813.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.
(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments‡ (Continued) Securities Sold Short (Unaudited) July 31, 2013

	SHARES	VALUE
COMMON STOCKS—(24.7)%
AEROSPACE & DEFENSE—(0.2)%
Northrop Grumman Corp.	1,250	$115,075

APPAREL ACCESSORIES & LUXURY GOODS—(0.2)%
Iconix Brand Group, Inc.*	3,195	104,924

APPAREL RETAIL—(0.2)%
Esprit Holdings Ltd.	54,900	89,616

ASSET MANAGEMENT & CUSTODY BANKS—(1.5)%
Bank New York Mellon Corp.	8,465	266,224
Legg Mason, Inc.	3,035	104,374
Northern Trust Corp.	1,465	85,761
Waddell & Reed Financial Inc., Cl. A	5,530	282,362
		738,721
BIOTECHNOLOGY—(0.9)%
Celgene Corp.*	1,165	171,092
Mesoblast Ltd.*	15,930	84,064
Myriad Genetics, Inc.*	5,440	161,405
		416,561
COMMUNICATIONS EQUIPMENT—(0.2)%
Blackberry Ltd.*	8,225	72,627

COMPUTER HARDWARE—(0.2)%
Dell, Inc.	9,430	119,478

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—(0.9)%
Deere & Co.	870	72,271
PACCAR, Inc.	6,955	391,358
		463,629
CONSTRUCTION MATERIALS—(1.0)%
Holcim Ltd.	4,415	319,139
Lafarge SA	2,295	146,728
		465,867
CONSUMER ELECTRONICS—(0.2)%
Sony Corp.#	4,810	101,202

DATA PROCESSING & OUTSOURCED SERVICES—(0.5)%
Syntel, Inc.	3,415	245,129

DEPARTMENT STORES—(0.9)%
Kohl’s Corp.	4,120	218,278
Nordstrom, Inc.	3,260	199,642
		417,920
DIVERSIFIED BANKS—(0.8)%
Comerica, Inc.	615	26,162
HSBC Finance Corp.#	6,465	366,889
		393,051
DIVERSIFIED CHEMICALS—(0.9)%
FMC Corporation	6,680	441,949

ELECTRICAL COMPONENTS & EQUIPMENT—(0.3)%
Jabil Circuit, Inc.	5,670	130,353

ELECTRONIC MANUFACTURING SERVICES—(0.6)%
Benchmark Electronics, Inc.*	7,150	158,158
Molex, Inc.	4,975	148,404
		306,562

	SHARES	VALUE
COMMON STOCKS—(CONT.)—(24.7)%
EXCHANGE TRADED FUNDS—(2.1)%
iShares Russell 2000 Index Fund	6,368	$660,171
SPDR S&P 500 ETF Trust	2,203	371,558
		1,031,729
HEALTH CARE EQUIPMENT—(2.0)%
Abbott Laboratories	2,750	100,732
DiaSorin SpA	5,615	236,462
Elekta AB	6,425	109,710
Stryker Corp.	3,610	254,361
Varian Medical Systems, Inc.*	3,875	280,938
		982,203
INDUSTRIAL CONGLOMERATES—(0.3)%
3M Co.	1,180	138,567

INDUSTRIAL MACHINERY—(0.5)%
SKF AB	8,000	221,905

INTEGRATED OIL & GAS—(0.7)%
BP PLC#	6,970	288,837
Husky Energy, Inc.	2,590	74,645
		363,482
INTERNET SOFTWARE & SERVICES—(0.4)%
Akamai Technologies, Inc.*	1,680	79,296
Zillow, Inc.*	1,260	93,089
		172,385
IT CONSULTING & OTHER SERVICES—(0.2)%
Infosys Technologies Ltd.#	2,040	101,347

LEISURE FACILITIES—(0.4)%
Vail Resorts, Inc.	3,255	218,020

MANAGED HEALTH CARE—(0.3)%
Humana, Inc.	1,545	140,997

OIL & GAS DRILLING—(0.5)%
Patterson-UTI Energy, Inc.	11,670	230,716

OIL & GAS EQUIPMENT & SERVICES—(0.2)%
FMC Technologies, Inc.*	1,390	74,087

OIL & GAS EXPLORATION & PRODUCTION—(1.2)%
Marathon Oil Corp.	5,520	200,707
SPDR S&P Oil & Gas Exploration & Production ETF	6,265	390,623
		591,330
PACKAGED FOODS & MEATS—(0.2)%
Campbell Soup Co.	1,525	71,370

PERSONAL PRODUCTS—(1.2)%
Elizabeth Arden, Inc.*	14,555	597,628

PHARMACEUTICALS—(0.5)%
Mallinckrodt PLC*	3,355	153,961
Perrigo Co.	750	93,292
		247,253
PROPERTY & CASUALTY INSURANCE—(0.3)%
Allstate Corp., /The	2,435	124,136

REGIONAL BANKS—(0.3)%
Fifth Third Bancorp	6,685	128,553

	SHARES	VALUE
COMMON STOCKS—(CONT.)—(24.7)%
RESTAURANTS—(0.9)%
Panera Bread Co., Cl. A*	2,210	$369,180
Texas Roadhouse, Inc.	2,920	71,365
		440,545
SEMICONDUCTORS—(1.6)%
ARM Holdings PLC#	1,830	73,474
Linear Technology Corp.	13,455	545,735
Taiwan Semiconductor Manufacturing Co., Ltd.#	9,095	154,433
		773,642
SPECIALIZED CONSUMER SERVICES—(0.2)%
Weight Watchers International, Inc.	2,330	110,559

SPECIALTY STORES—(1.1)%
PetSmart, Inc.	700	51,254
Ulta Salon, Cosmetics & Fragrance, Inc.*	4,815	485,834
		537,088
SYSTEMS SOFTWARE—(0.4)%
Oracle Corp.	6,270	202,834

REAL ESTATE INVESTMENT TRUST—(0.3)%
OFFICE REITS—(0.2)%
Boston Properties, Inc.	670	71,656

SPECIALIZED REITS—(0.1)%
Public Storage	325	51,747
TOTAL (Proceeds $11,031,505)		$12,246,443

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER EMERGING MARKETS FUND

Schedule of Investments‡ (Unaudited) July 31, 2013

	SHARES	VALUE
COMMON STOCKS—94.3%
BRAZIL—9.8%
CONSTRUCTION & ENGINEERING—1.2%
Mills Estruturas e Servicos de Engenharia SA	6,363	$79,616
TPI - Triunfo Participacoes e Investimentos SA*	16,704	76,782
		156,398
DIVERSIFIED BANKS—1.7%
Itau Unibanco Holding SA#	17,390	221,722

DIVERSIFIED METALS & MINING—0.8%
Vale SA#	7,350	100,842

INTEGRATED OIL & GAS—0.5%
Petroleo Brasileiro SA	10,221	69,015

MULTI-LINE INSURANCE—1.1%
BB Seguridade Participacoes SA	17,400	140,865

PACKAGED FOODS & MEATS—1.8%
BRF SA	5,800	123,754
M Dias Branco SA	2,500	101,526
		225,280
PAPER PRODUCTS—0.7%
Suzano Papel e Celulose SA	26,000	88,807

RESTAURANTS—0.7%
International Meal Co., Holdings SA*	11,900	93,936

STEEL—0.8%
Gerdau SA	16,000	102,487

WIRELESS TELECOMMUNICATION SERVICES—0.5%
Tim Participacoes SA	18,500	68,875
TOTAL BRAZIL (Cost $1,593,491)		1,268,227

CAYMAN ISLANDS—2.6%
ELECTRONIC COMPONENTS—0.7%
Zhen Ding Technology Holding Ltd.	37,800	85,190

HOUSEHOLD PRODUCTS—0.8%
Prince Frog International Holdings Ltd.	149,000	97,596

OIL & GAS EQUIPMENT & SERVICES—0.6%
Anton Oilfield Services Group	120,000	74,887

SEMICONDUCTORS—0.6%
MStar Semiconductor, Inc.	10,000	79,180
TOTAL CAYMAN ISLANDS (Cost $349,242)		336,853

CHINA—9.5%
APPAREL ACCESSORIES & LUXURY GOODS—1.0%
Anta Sports Products Ltd.	119,000	133,950

AUTOMOBILE MANUFACTURERS—1.0%
Great Wall Motor Co., Ltd.	27,000	126,198

DIVERSIFIED METALS & MINING—1.3%
Tiangong International Co., Ltd.	639,377	171,475

HEALTH CARE DISTRIBUTORS—0.9%
Sinopharm Group Co., Ltd.	42,400	116,447

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.1%
Huaneng Power International, Inc.	136,000	142,038

	SHARES	VALUE
COMMON STOCKS—(CONT.)—94.3%
CHINA—(CONT.)
INDUSTRIAL MACHINERY—1.2%
Airtac International Group	26,470	$150,022

INTEGRATED OIL & GAS—0.8%
China Petroleum & Chemical Corp.	142,800	106,239

INTERNET SOFTWARE & SERVICES—1.3%
Tencent Holdings Ltd.	3,700	167,834

LIFE & HEALTH INSURANCE—0.9%
Ping An Insurance Group Co., of China Ltd.	17,500	113,272
TOTAL CHINA (Cost $1,149,507)		1,227,475

COLOMBIA—3.5%
CONSTRUCTION MATERIALS—2.4%
Cementos Argos SA	41,718	192,655
Cemex Latam Holdings SA*	14,838	119,816
		312,471
INTEGRATED OIL & GAS—1.1%
Pacific Rubiales Energy Corp.	7,343	144,167
TOTAL COLOMBIA (Cost $455,153)		456,638

CYPRUS—2.3%
DATA PROCESSING & OUTSOURCED SERVICES—1.6%
QIWI plc#	7,200	206,640

RAILROADS—0.7%
Globaltrans Investment PLC.(a)	6,515	91,015
TOTAL CYPRUS (Cost $245,360)		297,655

HONG KONG—7.5%
APPAREL RETAIL—0.5%
Sitoy Group Holdings Ltd.	159,000	63,759

CASINOS & GAMING—0.9%
Galaxy Entertainment Group Ltd.*	21,000	110,204

CONSTRUCTION & ENGINEERING—1.3%
China State Construction International Holdings Ltd.	106,000	169,477

CONSUMER ELECTRONICS—0.8%
Haier Electronics Group Co., Ltd.	58,000	104,698

LIFE & HEALTH INSURANCE—1.2%
AIA Group Ltd.	31,600	149,736

OIL & GAS EXPLORATION & PRODUCTION—0.9%
Kunlun Energy Co., Ltd.	78,000	114,652

PACKAGED FOODS & MEATS—1.0%
China Mengniu Dairy Co., Ltd.	31,000	124,509

REAL ESTATE DEVELOPMENT—1.0%
China Overseas Land & Investment Ltd.	45,000	129,390
TOTAL HONG KONG (Cost $901,816)		966,425

INDIA—5.5%
BROADCASTING—0.6%
DEN Networks Ltd.*	28,224	77,639

	SHARES	VALUE
COMMON STOCKS—(CONT.)—94.3%
INDIA—(CONT.)
CABLE & SATELLITE—0.8%
Dish TV India Ltd.*	124,675	$101,924

CONSTRUCTION & ENGINEERING—0.7%
Larsen & Toubro Ltd.	6,391	88,900

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
Tata Motors Ltd.#	3,700	88,948

DISTILLERS & VINTNERS—0.6%
United Spirits Ltd.	2,064	80,823

DIVERSIFIED BANKS—1.0%
HDFC Bank Ltd.	12,608	125,738

TOBACCO—1.2%
ITC Ltd.	26,474	148,782
TOTAL INDIA (Cost $794,785)		712,754

INDONESIA—2.8%
ALTERNATIVE CARRIERS—1.4%
Tower Bersama Infrastructure Tbk PT*	318,600	176,699

DEPARTMENT STORES—1.4%
Matahari Department Store Tbk PT*	150,500	182,313
TOTAL INDONESIA (Cost $305,058)		359,012

ITALY—0.8%
APPAREL RETAIL—0.8%
Prada SpA	10,700	99,886
(Cost $96,378)

MALAYSIA—3.3%
CONSTRUCTION & ENGINEERING—1.0%
Gamuda Bhd	87,200	127,852

MULTI-LINE INSURANCE—0.7%
Tune Ins Holdings Bhd*	142,300	88,102

OIL & GAS EQUIPMENT & SERVICES—1.6%
Dialog Group BHD	130,700	112,322
Sapurakencana Petroleum Bhd*	78,200	92,978
		205,300
TOTAL MALAYSIA (Cost $407,242)		421,254

MEXICO—6.4%
COMMODITY CHEMICALS—0.8%
Mexichem SAB de CV	22,000	102,301

CONSTRUCTION MATERIALS—1.0%
Cemex SAB de CV#*	11,136	128,175

DEPARTMENT STORES—0.7%
El Puerto de Liverpool SAB de CV	8,000	92,557

DIVERSIFIED BANKS—0.9%
Banregio Grupo Financiero SAB de CV	20,100	121,616

DIVERSIFIED REAL ESTATE ACTIVITIES—0.8%
Corp Inmobiliaria Vesta SAB de CV	50,000	104,039

	SHARES	VALUE
COMMON STOCKS—(CONT.)—94.3%
MEXICO—(CONT.)
OIL & GAS EXPLORATION & PRODUCTION—1.4%
Infraestructura Energetica Nova SAB de CV*	46,600	$184,226

REAL ESTATE INVESTMENT TRUSTS—0.8%
Fibra Uno Administracion SA de CV	31,100	99,333
TOTAL MEXICO (Cost $669,188)		832,247

PERU—1.2%
DIVERSIFIED BANKS—1.2%
Credicorp Ltd.	1,300	154,427
(Cost $169,706)

PHILIPPINES—2.3%
DIVERSIFIED BANKS—1.0%
BDO Unibank, Inc.	71,998	134,220

MARINE PORTS & SERVICES—0.6%
International Container Terminal Services, Inc.	37,390	78,911

PACKAGED FOODS & MEATS—0.7%
Universal Robina Corp.	29,240	83,648
TOTAL PHILIPPINES (Cost $274,817)		296,779

RUSSIA—4.9%
DIVERSIFIED BANKS—0.6%
Sberbank of Russia#	6,455	73,489

FOOD RETAIL—1.3%
Magnit OJSC(a)	2,863	164,909

HOMEBUILDING—0.8%
Etalon Group Ltd.*,(a)	24,737	98,701

INTERNET SOFTWARE & SERVICES—2.3%
Mail.ru Group Ltd.(a)	3,112	99,428
Yandex NV*	6,200	201,500
		300,928
TOTAL RUSSIA (Cost $593,389)		638,027

SOUTH AFRICA—3.3%
DIVERSIFIED METALS & MINING—0.7%
African Rainbow Minerals Ltd.	5,797	95,486

HEALTH CARE FACILITIES—0.7%
Life Healthcare Group Holdings Ltd.	24,867	90,742

OTHER DIVERSIFIED FINANCIAL SERVICES—0.8%
FirstRand Ltd.	34,620	104,083

PHARMACEUTICALS—1.0%
Aspen Pharmacare Holdings Ltd.	5,813	128,970
TOTAL SOUTH AFRICA (Cost $372,487)		419,281

SOUTH KOREA—14.1%
AUTOMOBILE MANUFACTURERS—1.0%
Hyundai Motor Co.	619	128,075

BROADCASTING—0.8%
KT Skylife Co., Ltd.	3,470	98,353

	SHARES	VALUE
COMMON STOCKS—(CONT.)—94.3%
SOUTH KOREA—(CONT.)
COMMODITY CHEMICALS—1.0%
LG Chem Ltd.	486	$121,965

CONSTRUCTION & ENGINEERING—1.4%
Doosan Heavy Industries and Construction Co., Ltd.	4,410	180,921

DIVERSIFIED BANKS—0.9%
KB Financial Group, Inc.#	3,626	114,654

ELECTRONIC COMPONENTS—0.6%
LG Display Co., Ltd.*	3,320	82,284

HOUSEHOLD PRODUCTS—1.0%
LG Household & Health Care Ltd.	244	128,547

INDUSTRIAL CONGLOMERATES—0.8%
Samsung Techwin Co., Ltd.	1,600	100,240

INDUSTRIAL MACHINERY—0.6%
Viatron Technologies, Inc.*	5,649	76,664

PROPERTY & CASUALTY INSURANCE—0.8%
Samsung Fire & Marine Insurance Co., Ltd.	505	107,858

SEMICONDUCTORS—4.2%
Samsung Electronics Co., Ltd.	481	547,904

TRADING COMPANIES & DISTRIBUTORS—1.1%
Daewoo International Corp.	4,030	137,716
TOTAL SOUTH KOREA (Cost $1,883,298)		1,825,181

SWITZERLAND—1.2%
LEISURE PRODUCTS—1.2%
Cie Financiere Richemont SA	15,188	148,408
(Cost $94,719)

TAIWAN—7.8%
COMPUTER HARDWARE—0.6%
Compal Electronics, Inc.	117,000	81,133

CONSUMER FINANCE—1.0%
Chailease Holding Co., Ltd.	54,500	130,458

ELECTRONIC COMPONENTS—0.6%
Delta Electronics, Inc.	15,000	72,762

ELECTRONIC MANUFACTURING SERVICES—1.1%
Hon Hai Precision Industry Co., Ltd.	55,000	142,657

OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
Fubon Financial Holding Co., Ltd.	96,000	134,742

PERSONAL PRODUCTS—1.0%
Ginko International Co., Ltd.	7,000	126,954

SEMICONDUCTORS—2.5%
Chipbond Technology Corp.	51,000	112,559
Epistar Corp.	55,815	93,040
MediaTek, Inc.	10,000	120,020
		325,619
TOTAL TAIWAN (Cost $957,080)		1,014,325

	SHARES	VALUE
COMMON STOCKS—(CONT.)—94.3%
THAILAND—2.3%
AGRICULTURAL PRODUCTS—0.6%
Charoen Pokphand Foods PCL	86,100	$76,887

DIVERSIFIED BANKS—0.8%
Kasikornbank PCL	17,200	100,112

HIGHWAYS & RAILTRACKS—1.0%
Airports of Thailand PCL	21,700	123,189
TOTAL THAILAND (Cost $292,189)		300,188

TURKEY—1.6%
AIRLINES—0.7%
Turk Hava Yollari	21,100	89,014

SOFT DRINKS—0.9%
Coca-Cola Icecek AS	4,003	112,790
TOTAL TURKEY (Cost $173,945)		201,804

UNITED KINGDOM—1.0%
BREWERS—1.0%
SABMiller PLC*	2,729	133,690
(Cost $131,063)

VIRGIN ISLANDS (BRITISH)—0.5%
IT CONSULTING & OTHER SERVICES—0.5%
Luxoft Holding, Inc.*	2,900	63,713
TOTAL COMMON STOCKS (Cost $11,959,213)		12,174,249

PREFERRED STOCKS—0.5%
BRAZIL—0.5%
INTEGRATED OIL & GAS—0.5%
Petroleo Brasileiro SA	9,700	69,373
(Cost $93,940)

REAL ESTATE INVESTMENT TRUST—0.9%
TURKEY—0.9%
RESIDENTIAL REITS—0.9%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	86,075	118,816
(Cost $148,644)
Total Investments (Cost $12,201,797)(b)	95 .7%	12,362,438
Other Assets in Excess of Liabilities	4 .3	553,126
NET ASSETS	100 .0%	$12,915,564

‡                                         Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*                                         Non-income producing security.

#                                         American Depositary Receipts.

(a)                                 GDR - Global Depository Receipt

(b)                                 At July 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,270,327, amounted to $92,111 which consisted of aggregate gross unrealized appreciation of $1,412,737 and aggregate gross unrealized depreciation of $1,320,626.

See Notes to Schedule of Investments.

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in five funds—Alger Spectra Fund, Alger Green Fund, Alger Analyst Fund, Alger Dynamic Opportunities Fund and Alger Emerging Markets Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A shares, Class C shares, Class I shares and Class Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I shares and Class Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the costs of its plan of distribution, if it maintains one, and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:

Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees. Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.  Debt securities with a remaining

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

maturity of less than sixty days are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange-listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.  Valuation techniques for Level 3 securities include using the income approach whereby future amounts are converted, or discounted, to a current single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 3 include unobservable market information which can include cash flows, income and expenses, and other information

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor.  The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

The Committee meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations.  The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant.  Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of July 31, 2013 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Spectra Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$720,411,559	$720,411,559	—	—
Consumer Staples	221,677,942	221,677,942	—	—
Energy	164,871,055	164,871,055	—	—
Financials	177,383,185	177,383,185	—	—
Health Care	382,888,318	382,888,318	—	—
Industrials	309,565,880	309,565,880	—	—
Information Technology	920,904,972	920,904,972	—	—
Materials	113,843,953	113,843,953	—	—
Telecommunication Services	45,921,944	45,921,944	—	—
TOTAL COMMON STOCKS	$3,057,468,808	$3,057,468,808	—	—
MASTER LIMITED PARTNERSHIP
Financials	41,025,124	41,025,124	—	—
PREFERRED STOCKS
Financials	4,876,700	4,876,700	—	—
REAL ESTATE INVESTMENT TRUST
Financials	47,396,044	21,910,177	25,485,867	—
TOTAL INVESTMENTS IN SECURITIES	$3,150,766,676	$3,125,280,809	$25,485,867	—

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Spectra Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	$(31,218,163)	$(31,218,163)	—	—
Consumer Staples	(12,799,339)	(12,799,339)	—	—
Energy	(26,489,118)	(26,489,118)	—	—
Financials	(23,812,020)	(23,812,020)	—	—
Health Care	(6,126,557)	(6,126,557)	—	—
Industrials	(19,926,258)	(19,926,258)	—	—
Information Technology	(29,971,708)	(29,971,708)	—	—
Market Indices	(24,084,021)	(24,084,021)	—	—
Materials	(38,812,481)	(38,812,481)	—	—
TOTAL COMMON STOCKS	$(213,239,665)	$(213,239,665)	—	—
REAL ESTATE INVESTMENT TRUST
Financials	(4,213,530)	(4,213,530)	—	—
TOTAL SECURITIES SOLD SHORT	$(217,453,195)	$(217,453,195)	—	—

Alger Green Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	11,689,124	11,689,124	—	—
Consumer Staples	4,736,685	4,736,685	—	—
Energy	286,991	286,991	—	—
Financials	1,349,210	1,349,210	—	—
Health Care	4,559,375	4,559,375	—	—
Industrials	12,693,335	12,693,335	—	—
Information Technology	16,251,643	16,251,643	—	—
Materials	4,793,812	4,793,812	—	—
Utilities	1,970,465	1,970,465	—	—
TOTAL COMMON STOCKS	$58,330,640	$58,330,640	—	—
CONVERTIBLE CORPORATE BONDS
Industrials	145,956	—	145,956	—
TOTAL INVESTMENTS IN SECURITIES	$58,476,596	$58,330,640	$145,956	—

Alger Analyst Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	1,571,508	1,571,508	—	—
Consumer Staples	375,568	375,568	—	—
Energy	274,874	274,874	—	—
Financials	122,283	122,283	—	—
Health Care	644,169	644,169	—	—
Industrials	673,437	673,437	—	—
Information Technology	867,919	867,919	—	—
Materials	334,648	334,648	—	—
TOTAL COMMON STOCKS	$4,864,406	$4,864,406	—	—
MASTER LIMITED PARTNERSHIP
Financials	111,813	111,813	—	—
REAL ESTATE INVESTMENT TRUST
Financials	29,815	29,815	—	—
TOTAL INVESTMENTS IN SECURITIES	$5,006,034	$5,006,034	—	—

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Dynamic Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$6,654,787	$6,654,787	—	—
Consumer Staples	1,029,092	1,029,092	—	—
Energy	2,920,338	2,920,338	—	—
Financials	1,463,003	1,463,003	—	—
Health Care	4,236,723	4,236,723	—	—
Industrials	2,900,581	2,900,581	—	—
Information Technology	11,346,312	11,346,312	—	—
Materials	2,295,702	2,295,702	—	—
TOTAL COMMON STOCKS	$32,846,538	$32,846,538	—	—
MASTER LIMITED PARTNERSHIP
Financials	1,164,228	1,164,228	—	—
REAL ESTATE INVESTMENT TRUST
Financials	452,686	—	452,686	—
RIGHTS
Health Care	25,932	—	—	25,932
TOTAL INVESTMENTS IN SECURITIES	$34,489,384	$34,010,766	$452,686	$25,932
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	(2,019,874)	(2,019,874)	—	—
Consumer Staples	(668,998)	(668,998)	—	—
Energy	(1,259,615)	(1,259,615)	—	—
Financials	(2,416,190)	(2,416,190)	—	—
Health Care	(1,787,014)	(1,787,014)	—	—
Industrials	(1,069,529)	(1,069,529)	—	—
Information Technology	(1,994,004)	(1,994,004)	—	—
Materials	(907,816)	(907,816)	—	—
TOTAL COMMON STOCKS	$(12,123,040)	$(12,123,040)	—	—
REAL ESTATE INVESTMENT TRUST
Financials	(123,403)	(123,403)	—	—
TOTAL SECURITIES SOLD SHORT	$(12,246,443)	$(12,246,443)	—	—

Alger Emerging Markets Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	1,660,601	1,660,601	—	—
Consumer Staples	1,504,415	1,504,415	—	—
Energy	898,486	898,486	—	—
Financials	2,347,856	2,347,856	—	—
Health Care	336,159	336,159	—	—
Industrials	1,659,267	1,648,217	11,050	—
Information Technology	2,155,844	2,155,844	—	—
Materials	1,224,009	1,224,009	—	—
Telecommunication Services	245,574	245,574	—	—
Utilities	142,038	142,038	—	—
TOTAL COMMON STOCKS	$12,174,249	$12,163,199	$11,050	—
PREFERRED STOCKS
Energy	69,373	69,373	—	—
REAL ESTATE INVESTMENT TRUST
Financials	118,816	118,816	—	—
TOTAL INVESTMENTS IN SECURITIES	$12,362,438	$12,351,388	$11,050	—

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2012	$25,932
Transfers into Level 3	—
Transfers out of Level 3(i)	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2013	25,932
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 7/31/2013	$25,932

On July 31, 2013 there were no transfers of securities between Level 1 and Level 2.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of July 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash and Cash equivalents:
Alger Spectra Fund	$59,150,228	$59,150,228	—	—
Alger Green Fund	3,019,097	3,019,097	—	—
Alger Analyst Fund	264,873	264,873	—	—
Alger Dynamic Opportunities Fund	19,614,204	19,614,204	—	—
Alger Emerging Markets Fund	553,765	553,765	—	—
Total	$82,602,167	$82,602,167	—	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Funds purchase call options to increase their exposure to stock market risk and also provide diversification of risk.  The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios.  The cash flows may be an important source of the Funds’ return, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.  The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the period ended July 31, 2013, options were used in accordance with these objectives.

For the three months ended July 31, 2013, the Alger Dynamic Opportunities Fund had option purchases of $16,337.  The effect of derivative instruments on the statement of operations for the three months ended July 31, 2013 is as follows:

NET REALIZED GAIN ON INVESTMENTS AND OPTIONS

Alger Dynamic Opportunities Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(32,180)
Total	$(32,180)

Net change in Unrealized appreciations (depreciation) on investments, options

Alger Dynamic Opportunities Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$14,402
Total	$14,402

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

NOTE 5 — Recent Accounting Pronouncements:

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), which provides guidance regarding balance sheet offsetting disclosures.  The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and transactions subject to an agreement similar to a master netting arrangement. The objective of ASU 2011-11 is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS.  The new guidance is effective for annual reporting periods beginning on or after January 1, 2013. The Funds do not believe that this will have a material impact on the financial statements.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds II

By	/s/Hal Liebes

Hal Liebes

President

Date: September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Hal Liebes

Hal Liebes

President

Date: September 25, 2013

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 25, 2013